UNAUDITED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Operating (Loss)		$ (8,481,000)		$ (2,890,000)			$ (18,823,000)	$ (9,084,000)	$ (11,593,041)	$ (9,246,745)
Other income (expense):
Net (loss)		$ (8,450,000)		$ (3,003,000)			$ (24,864,000)	$ (9,400,000)	$ (14,374,864)	$ (9,208,432)
Weighted average shares outstanding - basic		9,330,805		7,414,098			8,410,583	7,296,365	7,352,268	7,200,808
Basic (loss) per share:		$ (5.94)		$ (0.40)			$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Fully diluted (loss) per share:		$ (5.94)		$ (0.40)			$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Decarbonization Plus Acquisition Corporation Iii
Operating expenses:
General and administrative expenses		$ 2,905,322			$ 1,998,954	$ 4,904,276
Franchise tax expense		50,411			83,288	133,699
Operating (Loss)		(2,955,733)			(2,082,242)	(5,037,975)
Other income (expense):
Interest earned on cash equivalents held in Trust Account		5,286			5,400	10,686
Offering costs allocated to warrant liabilities					(956,584)	(956,584)
Change in fair value of warrant liabilities		8,737,362	$ (21,283,334)		(21,166,668)	(12,429,306)
Net (loss)	$ (1,045,232)	$ 5,786,915	$ (23,154,862)		$ (24,200,094)	$ (18,413,179)
Common Class A [Member] | Decarbonization Plus Acquisition Corporation Iii
Other income (expense):
Weighted average shares outstanding - basic					35,000,000
Weighted average shares outstanding, diluted					35,000,000
Common Class B [Member] | Decarbonization Plus Acquisition Corporation Iii
Other income (expense):
Net (loss)					$ (24,200,094)
Weighted average shares outstanding - basic					8,750,000
Weighted average shares outstanding, diluted					8,750,000
Basic (loss) per share:					$ (2.77)
Fully diluted (loss) per share:					$ (2.77)